Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	$ 2,380,563	$ 3,049,442
Held-to-maturity securities	1,637,420	1,499,218
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	2,380,563	3,049,442
Held-to-maturity securities	1,643,216	1,548,265
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	284,049	781,843
Level 1 | Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	284,049	781,843
Level 1 | Equity securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	101,952	101,387
Level 1 | Equity securities | Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	101,952	101,387
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FHLB and FRB stock	107,198	158,839
Customer accounts	10,004,290	9,946,586
FHLB advances and other borrowings	1,938,384	2,054,437
Level 2 | Interest rate contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other assets	11,879	2,611
Other liabilities	11,879	2,611
Level 2 | Commercial loan hedge
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other liabilities	966	0
Level 2 | Long term borrowing hedge
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other liabilities	14,555	268
Level 2 | Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FHLB and FRB stock	107,198	158,839
Customer accounts	10,631,703	10,716,928
FHLB advances and other borrowings	1,830,000	1,930,000
Level 2 | Carrying amount | Interest rate contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other assets	11,879	2,611
Other liabilities	11,879	2,611
Level 2 | Carrying amount | Commercial loan hedge
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other liabilities	966	0
Level 2 | Carrying amount | Long term borrowing hedge
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other liabilities	14,555	268
Level 2 | U.S. agency securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	482,464	731,943
Level 2 | U.S. agency securities | Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	482,464	731,943
Level 2 | Obligations of states and political subdivisions
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	27,123	23,681
Level 2 | Obligations of states and political subdivisions | Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	27,123	23,681
Level 2 | Corporate debt securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	505,800	509,007
Level 2 | Corporate debt securities | Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	505,800	509,007
Level 2 | Agency pass through mortgage-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	1,160,518	1,584,508
Held-to-maturity securities	1,637,420	1,499,218
Level 2 | Agency pass through mortgage-backed securities | Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	1,160,518	1,584,508
Held-to-maturity securities	1,643,216	1,548,265
Level 2 | Other commercial mortgage-backed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	102,706	98,916
Level 2 | Other commercial mortgage-backed securities | Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	102,706	98,916
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable	9,667,750	8,844,532
FDIC indemnification asset	15,522	35,976
Level 3 | Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable	9,170,634	8,324,798
FDIC indemnification asset	$ 16,275	$ 36,860